Submission	Nov. 01, 2025
Submission [Line Items]
Central Index Key	0001966287
Registrant Name	Greenfire Resources, Ltd.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A